                                                        RIVERSOURCE [LOGO](SM)
                                                             INVESTMENTS


--------------------------------------------------------------------------------
        STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT - NOV. 3, 2006*
--------------------------------------------------------------------------------


RiverSource(SM) Variable Portfolio funds (10/30/06)                S-6466-20 AC

FUNDS
RiverSource Variable Portfolio - Balanced Fund
RiverSource Variable Portfolio - Cash Management Fund
RiverSource Variable Portfolio - Core Bond Fund
RiverSource Variable Portfolio - Core Equity Fund
RiverSource Variable Portfolio - Diversified Bond Fund
RiverSource Variable Portfolio - Diversified Equity Income Fund
RiverSource Variable Portfolio - Emerging Markets Fund
RiverSource Variable Portfolio - Fundamental Value Fund
RiverSource Variable Portfolio - Global Bond Fund
RiverSource Variable Portfolio - Global Inflation Protected Securities Fund RiverSource Variable Portfolio - Growth Fund
RiverSource Variable Portfolio - High Yield Bond Fund
RiverSource Variable Portfolio - Income Opportunities Fund
RiverSource Variable Portfolio - International Opportunity Fund
RiverSource Variable Portfolio - Large Cap Equity Fund
RiverSource Variable Portfolio - Large Cap Value Fund
RiverSource Variable Portfolio - Mid Cap Growth Fund
RiverSource Variable Portfolio - Mid Cap Value Fund
RiverSource Variable Portfolio - S&P 500 Index Fund
RiverSource Variable Portfolio - Select Value Fund
RiverSource Variable Portfolio - Short Duration U.S. Government Fund RiverSource Variable Portfolio - Small Cap Advantage Fund
RiverSource Variable Portfolio - Small Cap Value Fund

References to "Fund" throughout this supplement refer to the foregoing individual funds, singularly or collectively as the context requires.






S-6466-90 A (11/06)
*Valid until next update

Effective Sept. 14, 2006, Table 3. Nonfundamental Policies, was revised as follows to delete the policy limiting investments in investment companies as a nonfundamental policy:

                       TABLE 3. NONFUNDAMENTAL POLICIES

The following are guidelines that may be changed by the Board at any time:

-----------------------------------------------------------------------------------------------------------------------
                                        A         B       C       D         E         F        G        H        I
                                                                 MONEY
                                     DEPOSIT  ILLIQUID  MARGIN, MARKET  INVESTING  FOREIGN  DEBT     EQUITY    INVEST
                                       ON       SECU-   SELLING  SECU-  TO CONTROL  SECU-   SECU-    SECU-      WHILE
            FUND                     FUTURES   RITIES    SHORT  RITIES  OR MANAGE  RITIES   RITIES   RITIES   BORROWING
-----------------------------------------------------------------------------------------------------------------------
Balanced                                A1       B1      C2      D1        E1      F1-25%
-----------------------------------------------------------------------------------------------------------------------
                                                         See
                                                        Table
Cash Management                                  B2       1                        F1-25%     G9
-----------------------------------------------------------------------------------------------------------------------
Core Bond                               A1       B1      C4      D1        E1      F1-15%
-----------------------------------------------------------------------------------------------------------------------
Core Equity                             A1       B1      C4      D1        E1      F1-20%     G10
-----------------------------------------------------------------------------------------------------------------------
Diversified Bond                        A1       B1      C3      D1        E1      F1-15%
-----------------------------------------------------------------------------------------------------------------------
Diversified Equity Income               A1       B1      C2      D1        E1      F1-25%     G7
-----------------------------------------------------------------------------------------------------------------------
Emerging Markets                        A1       B1      C1      D1        E1      F1-100%  G1, G5
-----------------------------------------------------------------------------------------------------------------------
Fundamental Value                       A1       B2      C7      D2        E1                                    I1
-----------------------------------------------------------------------------------------------------------------------
Global Bond                             A1       B1      C2      D1        E1      F1-100%    G8
-----------------------------------------------------------------------------------------------------------------------
Global Inflation Protected
Securities                              A1       B1      C4
-----------------------------------------------------------------------------------------------------------------------
Growth                                  A1       B1      C4      D1        E1      F1-25%     G3
-----------------------------------------------------------------------------------------------------------------------
High Yield Bond                         A1       B1      C3      D1        E1      F1-25%              H1
-----------------------------------------------------------------------------------------------------------------------
Income Opportunities                    A1       B1      C4      D1        E1      F1-25%
-----------------------------------------------------------------------------------------------------------------------
International Opportunity               A1       B1      C1      D1        E1      F2-100%
-----------------------------------------------------------------------------------------------------------------------
Large Cap Equity                        A1       B1      C4      D1        E1      F1-25%
-----------------------------------------------------------------------------------------------------------------------
Large Cap Value                         A1       B1      C1      D1        E1      F1-20%     G5
-----------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                          A1       B1      C1      D1        E1      F1-15%     G4
-----------------------------------------------------------------------------------------------------------------------
Mid Cap Value                           A1       B1      C2      D1        E1      F1-25%     G6
-----------------------------------------------------------------------------------------------------------------------
S&P 500 Index                           A1       B1      C6
-----------------------------------------------------------------------------------------------------------------------
Select Value                            A1       B1      C1      D1                F1-20%     G2                 I1
-----------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government          A1       B1      C5      D1        E1
-----------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                     A1       B1      C1      D1
-----------------------------------------------------------------------------------------------------------------------
Small Cap Value                         A1       B1      C1      D1                                              I1
-----------------------------------------------------------------------------------------------------------------------

A.   DEPOSIT ON FUTURES/PREMIUMS ON OPTIONS
     A1 - No more than 5% of the fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

B.   ILLIQUID SECURITIES
     B1 - No more than 10% of the fund's net assets will be held in securities and other instruments that are illiquid.

     B2 - The fund will not invest more than 10% of its net assets in securities that are illiquid whether or not registration or the filing of a notification under the Securities Act of 1933 or the taking of similar action under other securities laws relating to the sale of securities is required. A risk of any such investment is that it might not be able to be easily liquidated. For the purpose of this policy, repurchase agreements with maturities greater than seven days and non-negotiable fixed time deposits will be treated as illiquid securities.

C.   MARGIN/SELLING SHORT
     C1 - The fund will not buy on margin or sell securities short, except the fund may make margin payments in connection with transactions in derivative instruments.

     C2 - The fund will not buy on margin or sell securities short, except the fund may make margin payments in connection with transactions in futures contracts.

     C3 - The fund will not buy on margin or sell short, except the fund may enter into interest rate futures contracts.

     C4 - The fund will not buy on margin or sell securities short, except the fund may make margin payments in connection with transactions in stock index futures contracts.

     C5 - The fund will not buy on margin, except the fund may make margin payments in connection with interest rate futures contracts.

     C6 - The fund will not buy on margin, except the fund may make margin payments in connection with transactions in futures contracts.

     C7 - The fund will not buy on margin or sell securities short, except in connection with derivative instruments.

D.   MONEY MARKET SECURITIES
     D1 - Ordinarily, less than 25% of the fund's total assets are invested in money market instruments.

     D2 - Ordinarily, less than 20% of the fund's total assets are invested in money market instruments.

E.   INVESTING TO CONTROL OR MANAGE
     E1 -    The fund will not invest in a company to control or manage it.

F.   FOREIGN SECURITIES
     F1 - The fund may invest its total assets, up to the amount shown, in foreign investments.

     F2 - The fund may invest its total assets, up to the amount shown, in foreign investments. Normally, investments in U.S. issuers generally will constitute less than 20% of the fund's total assets.

G.   DEBT SECURITIES
     G1 -    The fund may invest up to 20% of its net assets in bonds.

     G2 - The fund normally will purchase only investment grade convertible debt securities with a rating of, or equivalent to, at least BBB by S&P or, in the case of unrated securities, judged by the subadviser to be of comparable quality. The fund may invest in more speculative convertible debt securities, provided that such securities have a rating of, or equivalent to, at least an S&P rating of B and provided also that the total investment in such securities remains below 15% of the fund's assets.

     G3 - The fund may not purchase debt securities rated below investment grade.

     G4 - The fund only invests in bonds given the four highest ratings by Moody's or by S&P or in bonds of comparable quality in the judgment of the investment manager.

     G5 - The fund may invest up to 10% of its net assets in bonds rated below investment grade.

     G6 - No more than 10% of the fund's net assets may be invested in bonds below investment grade unless the bonds are convertible securities.

     G7 - No more than 20% of the fund's net assets may be invested in bonds below investment grade unless the bonds are convertible securities.

     G8 - The fund may not invest in debt securities rated lower than B (or in unrated bonds of comparable quality).

     G9 - The fund may invest in commercial paper rated in the highest rating category by at least two nationally recognized statistical rating organizations (or by one, if only one rating is assigned) and in unrated paper determined by the Board to be of comparable quality. The fund also may invest up to 5% of its total assets in commercial paper receiving the second highest rating or in unrated paper determined to be of comparable quality.

     G10 - The fund will not invest more than 5% of its net assets in bonds below investment grade.

H.   EQUITY SECURITIES
     H1 - The fund may invest up to 10% of its total assets in common stocks, preferred stocks that do not pay dividends and warrants to purchase common stocks.

I.   INVEST WHILE BORROWING
     I1 - The fund will not make additional investments while any borrowing remains outstanding.

Table 4. Investment Strategies and Types of Investments, has been revised as follows to add floating rate loans as an investment strategy:

                                   TABLE 4. INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS
--------------------------------------------------------------------------------------------------------------------------------
                          INVESTMENT STRATEGY                              BALANCED    FIXED INCOME     EQUITY    MONEY MARKET
--------------------------------------------------------------------------------------------------------------------------------
Agency and government securities                                               o             o            o             o
--------------------------------------------------------------------------------------------------------------------------------
Borrowing                                                                      o             o            o             o
--------------------------------------------------------------------------------------------------------------------------------
Cash/money market instruments                                                  o             o            o             o
--------------------------------------------------------------------------------------------------------------------------------
Collateralized bond obligations                                                o             o           o A
--------------------------------------------------------------------------------------------------------------------------------
Commercial paper                                                               o             o            o             o
--------------------------------------------------------------------------------------------------------------------------------
Common stock                                                                   o            o B           o
--------------------------------------------------------------------------------------------------------------------------------
Convertible securities                                                         o            o C           o
--------------------------------------------------------------------------------------------------------------------------------
Corporate bonds                                                                o             o            o
--------------------------------------------------------------------------------------------------------------------------------
Debt obligations                                                               o             o            o             o
--------------------------------------------------------------------------------------------------------------------------------
Depositary receipts                                                            o            o D           o
--------------------------------------------------------------------------------------------------------------------------------
Derivative instruments (including options and futures)                         o             o            o
--------------------------------------------------------------------------------------------------------------------------------
Exchange-traded funds                                                          o             o            o
--------------------------------------------------------------------------------------------------------------------------------
Floating rate loans                                                            o             o
--------------------------------------------------------------------------------------------------------------------------------
Foreign currency transactions                                                  o            o E           o
--------------------------------------------------------------------------------------------------------------------------------
Foreign securities                                                             o             o            o             o
--------------------------------------------------------------------------------------------------------------------------------
Funding agreements                                                             o             o            o             o
--------------------------------------------------------------------------------------------------------------------------------
High yield debt securities (junk bonds)                                        o            o F           F
--------------------------------------------------------------------------------------------------------------------------------
Illiquid and restricted securities                                             o             o            o             o
--------------------------------------------------------------------------------------------------------------------------------
Indexed securities                                                             o             o            o
--------------------------------------------------------------------------------------------------------------------------------
Inflation protected securities                                                 o             o            o
--------------------------------------------------------------------------------------------------------------------------------
Inverse floaters                                                               o             o            G
--------------------------------------------------------------------------------------------------------------------------------
Investment companies                                                           o             o            o             o
--------------------------------------------------------------------------------------------------------------------------------
Lending of portfolio securities                                                o             o            o             o
--------------------------------------------------------------------------------------------------------------------------------
Loan participations                                                            o             o           o H
--------------------------------------------------------------------------------------------------------------------------------
Mortgage- and asset-backed securities                                          o             o           o I            o
--------------------------------------------------------------------------------------------------------------------------------
Mortgage dollar rolls                                                          o             o            J
--------------------------------------------------------------------------------------------------------------------------------
Municipal obligations                                                          o             o            o
--------------------------------------------------------------------------------------------------------------------------------
Preferred stock                                                                o            o K           o
--------------------------------------------------------------------------------------------------------------------------------
Real estate investment trusts                                                  o             o            o
--------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements                                                          o             o            o             o
--------------------------------------------------------------------------------------------------------------------------------
Reverse repurchase agreements                                                  o             o            o             o
--------------------------------------------------------------------------------------------------------------------------------
Short sales                                                                                  L            L
--------------------------------------------------------------------------------------------------------------------------------
Sovereign debt                                                                 o             o           o M            o
--------------------------------------------------------------------------------------------------------------------------------
Structured investments                                                         o             o            o
--------------------------------------------------------------------------------------------------------------------------------
Swap agreements                                                               o N           o N          o N
--------------------------------------------------------------------------------------------------------------------------------
Variable- or floating-rate securities                                          o             o            o             o
--------------------------------------------------------------------------------------------------------------------------------
Warrants                                                                       o             o            o
--------------------------------------------------------------------------------------------------------------------------------
When-issued securities and forward commitments                                 o             o            o
--------------------------------------------------------------------------------------------------------------------------------
Zero-coupon, step-coupon and pay-in-kind securities                            o             o            o
--------------------------------------------------------------------------------------------------------------------------------


The footnotes are omitted, the rest of this section remains the same.

Effective Oct. 18, 2006, Table 23. Fund Officers, was revised as follows to add Jennifer D. Lammers as the Chief Compliance Officer:


                                                  TABLE 23. FUND OFFICERS
--------------------------------------------------------------------------------------------------------------------------
         NAME, ADDRESS, AGE            POSITION HELD WITH FUNDS                    PRINCIPAL OCCUPATION
                                        AND LENGTH OF SERVICE                     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------
Jeffrey P. Fox                        Treasurer since 2002        Vice President - Investment Accounting,
105 Ameriprise Financial Center                                   Ameriprise Financial, Inc., since 2002; Vice President -
Minneapolis, MN 55474                                             Finance, American Express Company, 2000-2002
Age 51
--------------------------------------------------------------------------------------------------------------------------
Michelle M. Keeley                    Vice President since 2004   Executive Vice President - Equity and Fixed Income,
172 Ameriprise Financial Center                                   Ameriprise Financial, Inc. and RiverSource
Minneapolis, MN 55474                                             Investments, LLC since 2006; Vice President -
Age 42                                                            Investments, Ameriprise Certificate Company since 2003;
                                                                  Senior Vice President - Fixed Income, Ameriprise
                                                                  Financial, Inc., 2002-2006 and RiverSource
                                                                  Investments, LLC, 2004-2006; Managing Director, Zurich
                                                                  Global Assets, 2001-2002
--------------------------------------------------------------------------------------------------------------------------
Leslie L. Ogg                         Vice President,             President of Board Services Corporation
901 S. Marquette Ave.                 General Counsel, and
Minneapolis, MN 55402                 Secretary since 1978
Age 68
--------------------------------------------------------------------------------------------------------------------------
Jennifer D. Lammers                   Chief Compliance Officer    U.S. Asset Management Chief Compliance Officer,
172 Ameriprise Financial Center       since 2006                  RiverSource Investments, LLC since 2006;
Minneapolis, MN 55474                                             Director - Mutual Funds, Voyageur Asset Management,
Age 45                                                            2003-2006; Director of Finance, Voyageur Asset
                                                                  Management, 2000-2003
--------------------------------------------------------------------------------------------------------------------------
Neysa M. Alecu                        Anti-Money Laundering       Compliance Director and Anti-Money Laundering Officer,
2934 Ameriprise Financial Center      Officer since 2004          Ameriprise Financial, Inc., since 2004; Manager
Minneapolis, MN 55474                                             Anti-Money Laundering, Ameriprise Financial, Inc.,
Age 42                                                            2003-2004; Compliance Director and Bank Secrecy Act
                                                                  Officer, American Express Centurion Bank, 2000-2003
--------------------------------------------------------------------------------------------------------------------------



The rest of this section remains the same.